Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
Intangible assets	June 30, 2020	December 31, 2019
Acquisition cost	$178,642	$178,642
Accumulated amortization	(77,275)	(74,488)
Total Intangible assets net book value	$101,367	$104,154

Schedule of aggregate amortization expense

Period
Year One	$5,581
Year Two	5,581
Year Three	5,581
Year Four	5,588
Year Five	5,581
Thereafter	73,455
Total	$101,367